Provisions - Summary of Changes in Greenhouse Gas Emissions Rights (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩) kT	Dec. 31, 2020 KRW (₩) kT
2nd planned period [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Quantity Beginning | kT	17,905	17,276
Purchase (sell) | kT		723
Government submission | kT		0
Borrowing (carryforward) | kT		(94)
Quantity Ending | kT		17,905
Balance Beginning | ₩	₩ 357,355	₩ 18,306
Purchase (sell) | ₩		270,338
Government submission | ₩		0
Borrowing (carryforward) | ₩		68,711
Balance Ending | ₩		₩ 357,355
2nd planned period [Member] | Period 2020 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Quantity Beginning | kT	17,905
Purchase (sell) | kT	433
Government submission | kT	(17,560)
Borrowing (carryforward) | kT	(539)
Others | kT	(239)
Quantity Ending | kT	0	17,905
Balance Beginning | ₩	₩ 357,355
Purchase (sell) | ₩	95,375
Government submission | ₩	(280,924)
Borrowing (carryforward) | ₩	(113,014)
Others | ₩	(58,792)
Balance Ending | ₩	₩ 0	₩ 357,355
3rd planned period [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Quantity Beginning | kT	58,137
Purchase (sell) | kT	1,227
Government submission | kT	0
Borrowing (carryforward) | kT	639
Others | kT	0
Quantity Ending | kT	60,003	58,137
Balance Beginning | ₩	₩ 38,338
Purchase (sell) | ₩	429,747
Government submission | ₩	0
Borrowing (carryforward) | ₩	134,710
Others | ₩	0
Balance Ending | ₩	₩ 602,795	₩ 38,338
3rd planned period [Member] | Period 2021 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Quantity Beginning | kT	16,051
Purchase (sell) | kT	1,426
Government submission | kT	0
Borrowing (carryforward) | kT	352
Others | kT	0
Quantity Ending | kT	17,829	16,051
Balance Beginning | ₩	₩ 38,338
Purchase (sell) | ₩	410,099
Government submission | ₩	0
Borrowing (carryforward) | ₩	76,221
Others | ₩	0
Balance Ending | ₩	₩ 524,658	₩ 38,338
3rd planned period [Member] | Period 2022 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Quantity Beginning | kT	15,782
Purchase (sell) | kT	(31)
Government submission | kT	0
Borrowing (carryforward) | kT	277
Others | kT	0
Quantity Ending | kT	16,028	15,782
Balance Beginning | ₩	₩ 0
Purchase (sell) | ₩	7,296
Government submission | ₩	0
Borrowing (carryforward) | ₩	55,439
Others | ₩	0
Balance Ending | ₩	₩ 62,735	₩ 0
3rd planned period [Member] | Period 2023 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Quantity Beginning | kT	15,782
Purchase (sell) | kT	(43)
Government submission | kT	0
Borrowing (carryforward) | kT	10
Others | kT	0
Quantity Ending | kT	15,749	15,782
Balance Beginning | ₩	₩ 0
Purchase (sell) | ₩	5,479
Government submission | ₩	0
Borrowing (carryforward) | ₩	3,050
Others | ₩	0
Balance Ending | ₩	₩ 8,529	₩ 0
3rd planned period [Member] | Period 2024 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Quantity Beginning | kT	5,261
Purchase (sell) | kT	(75)
Government submission | kT	0
Borrowing (carryforward) | kT	0
Others | kT	0
Quantity Ending | kT	5,186	5,261
Balance Beginning | ₩	₩ 0
Purchase (sell) | ₩	0
Government submission | ₩	0
Borrowing (carryforward) | ₩	0
Others | ₩	0
Balance Ending | ₩	₩ 0	₩ 0
3rd planned period [Member] | Period 2025 [Member]
Disclosure of Detailed Information About Changes in Changes in Greenhouse Gas Emissions Rights [Line Items]
Quantity Beginning | kT	5,261
Purchase (sell) | kT	(50)
Government submission | kT	0
Borrowing (carryforward) | kT	0
Others | kT	0
Quantity Ending | kT	5,211	5,261
Balance Beginning | ₩	₩ 0
Purchase (sell) | ₩	6,873
Government submission | ₩	0
Borrowing (carryforward) | ₩	0
Others | ₩	0
Balance Ending | ₩	₩ 6,873	₩ 0